Stockholders' Equity	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Stockholders' Equity.
Stockholders' Equity

Note 6: Stockholders’ Equity

Preferred Stock

Preferred Stock

As previously disclosed by the Company, in September 2016, the founding shareholders of the Company were granted options to acquire preferred stock of the Company  (the "Preferred Options"). The number of Preferred Options granted were based upon the number of shares held at that time.  These Preferred Options are nontransferable and forfeited upon the sale of the related founding shares of common stock.  Upon the occurrence of certain specified events, such founding shareholders could exercise each Preferred Option to purchase one share of preferred stock of the Company at an exercise price of $0.0001 per share. The preferred stock underlying the Preferred Options does not include any rights to dividends or preference upon liquidation of the Company and is convertible into shares of common stock on a one-for-one basis  pursuant to the Restated Articles of Incorporation. The Preferred Options became exercisable to purchase shares of preferred stock upon the Asset Sale in January 2020. On March 25, 2020 the Company recorded an expense related to preferred options in other expense of $62.1 million representing the Black-Scholes value of 24,634,560 options exercisable and exchangeable into an equal number of shares of common stock.

The Company initially evaluated the preferred options using the Level 1 market price on the March 25, 2020 date and concluded that the market price on that date represented an illiquid market price and therefore not a reliable valuation metric. The Company then evaluated the preferred options on the March 25, 2020 date and valued the preferred options using Level 2 inputs of an estimated market price based on the cash per share received from the May 2020 Public Offering, as adjusted for the fair value of the warrants issued in conjunction with the May 2020 offering.  The resulting allocated common share price was then discounted for a lack of marketability due to the lock-up provisions of the shares issuable to arrive at a preferred option fair value of $2.52 per option. The Company used the following assumptions to value the expense related to the preferred options:

Option life of 3.77 years, Risk free rate of 0.47%, volatility of 134%, exercise price of $0.0001 per share and a fair value of $3.62 per common share.

On June 4, 2020, Scott Absher, the Company's Chief Executive Officer, exercised 12,500,000 Preferred Options for 12,500,000 shares of preferred stock. Immediately thereafter, Mr. Absher converted all 12,500,000 shares of preferred stock into 12,500,000 shares of common stock. These shares of common stock are subject to a two-year lockup from the date of the conversion. As of the date of this filing, 12,134,560 Preferred Options remain outstanding and exercisable. The right to exercise the options terminates on December 31, 2023. As stated above, the amount of the Preferred Options, and the number of shares of preferred stock issuable upon exercise of such options, is based upon the number of shares of common stock held by such founding shareholders at the time such options were issued. Accordingly, in order to confirm the original intent of the granting of up to 50,000,000 of such options to two of our founding shareholders, Mr. Absher and Stephen Holmes, at some point in the future the Company intends to adopt a second grant of options, exercisable upon the occurrence of certain specified events, granting an additional 12,500,000 options to each of Messrs. Absher and Holmes whereby each option permits the holder to acquire one share of preferred stock of the Company for $0.0001 per share.  Each share of preferred stock will be convertible into common stock on a one-for-one basis.

The May 2020 Public Offering

On May 20, 2020, the Company entered into an underwriting agreement (the "Underwriting Agreement") with A.G.P./Alliance Global Partners ("A.G.P."), in connection with a public offering (the "May 2020 Offering") of an aggregate of (i) 1,898,850 shares of our common stock, (ii) pre-funded warrants to purchase 323,310 shares of common stock (the "Pre-Funded Warrants") and (iii) warrants to purchase 1,277,580 shares of common stock (the "May 2020 Common Warrants"), which included the partial exercise of A.G.P.'s over-allotment option to purchase 166,500 additional Common Warrants.

Each share of common stock and Pre-Funded Warrant sold in the May 2020 Offering was sold together with a Common Warrant as a fixed combination, with each share of common stock and Pre-Funded Warrant sold being accompanied by a Common Warrant to purchase 0.5 shares of common stock. The shares of common stock and accompanying Common Warrants were sold at a price to the public of $5.40, less underwriting discounts and commissions and the Pre-Funded Warrants and accompanying Common Warrants were sold at a price to the public of $5.399, less underwriting discounts and commissions. The Common Warrants were immediately exercisable and will expire on May 26, 2025 and have an exercise price of $5.40 per share, subject to anti-dilution and other adjustments for certain stock splits, stock dividends, or recapitalizations.

The May 2020 Offering closed on May 26, 2020 for gross proceeds of approximately $12.0 million, prior to deducting $1.7 million of costs consisting of underwriting discounts and commissions and offering expenses payable by the Company, which includes a partial exercise of the underwriter's over-allotment option to purchase additional

Common Warrants. All Pre-Funded Warrants issued or issuable were exercised on the closing date of May 26, 2020. Pursuant to the Underwriting Agreement, the Company, upon closing of the Offering, issued to A.G.P. warrants to purchase up to 111,108 shares of common stock (the "Underwriter Warrants"), which is 5.0% of the aggregate number of shares of common stock and shares of common stock issuable upon exercise of the Pre-Funded Warrants sold in the May 2020 Offering. The Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, commencing from six months after the closing date and ending five years from the closing date, at a price per share equal to $5.94, which is 110% of the public offering price per share.

On June 11, 2020 the Company closed an over-allotment option from the May 2020 Offering for additional gross proceeds of approximately $0.9 million, prior to deducting underwriting discounts and commissions and offering expenses payable by the Company, representing the partial exercise of A.G.P.'s over-allotment option to purchase 166,500 shares of common stock at $5.40 per share.

On July 7, 2020, the Company closed an over-allotment option from the May 2020 Offering for additional gross proceeds of approximately $0.45 million, prior to deducting underwriting discounts and commissions and offering expenses payable by us, representing the partial exercise of A.G.P.’s over-allotment option to purchase 83,840 shares of common stock at $5.40 per share.

Common Stock and Warrants

On December 17, 2019, the Company effected a 1 for 40 reverse stock split. All common stock and common stock equivalents are presented retroactively to reflect the reverse split.

During the nine months ended May 31, 2020, the Company issued the following:

•	2,222,160 shares of common stock were issued pursuant to the May 2020 Offering at $5.40 per share as described above.
•

628,353 shares of common stock were issued for the conversion of $6,060,000 of June 2018 Notes, December 2018 Notes, March 2019 Notes, and December 2019 Exchange Notes payable and $178,000 of related default interest payable.

•

82,653 shares of common stock valued at $552,000 were issued to two senior convertible note holders as an inducement to eliminate the March 2019  Warrants and as partial consideration to amend the senior notes to a fixed conversion price.

•	21,750 shares of common stock valued at $200,000 was issued as an inducement to exchange $2.7 million of March 2019 Notes for $2.9 million of December 2019 Exchange Notes.
•	6,275 shares of common stock were issued for a warrant exercise for cash proceeds of $33,000.
•	856 shares of common stock were issued to two directors for services valued at $75,000.

		Weighted
		average	Weighted
	Number	remaining	average
	of	life	exercise
	shares	(years)	price
Warrants outstanding, August 31, 2019	107,409	4.3	$83.21
Issued	1,840,773	5.1	7.03
(Cancelled)	(45,698)	4.3	78.13
(Exercised)	(6,275)	3.6	5.29
Warrants outstanding, May 31, 2020	1,896,209	5.0	$8.42
Warrants exercisable, May 31, 2020	1,472,540	4.9	$7.91

The warrant reconciliation table above excludes 323,310 "pre-funded" warrants that were originally subscribed to be issued in conjunction with the underwritten offering closing on May 26, 2020. The "pre-funded" warrants were to be sold at $5.39 per share and exercisable at $0.01 per share but were all exercised and fully paid prior to the May 26, 2020 closing. The 323,310 shares are included in the 2,222,160 common share count reported above for the underwritten public offering.

The following tables summarize our warrants outstanding as of May 31, 2020:

		Weighted average
		Life of
	Warrants	Outstanding	Exercise
	Outstanding	Warrants in years	price
May 2020 Offering Common Warrants	1,277,580	5.0	$5.40
May 2020 Offering Underwriter Warrants	111,108	5.0	5.40
March 2020 Exchange Warrants (1)	423,669	5.3	10.17
Amended March 2019 Warrants (2)	66,288	4.0	40.00
March 2019 Services Warrants	3,366	4.0	70.00
June 2018 Warrants	6,276	3.8	40.00
June 2018 Services Warrants	5,422	3.8	99.60
2017 PIPE Warrants	2,500	2.3	276.00
	1,896,209	5.0	$7.91
(1)	Warrants were issued in conjunction with the March 2020 Agreements as described in Note 5 above. Warrants are not exercisable until September 23, 2020.
(2)

Warrants include 13,015 March 2019 warrants that were amended in December 2019 to modify the exercise price to a fixed exercise price of $40.00 per share from $70 per share and an additional 53,273 warrants issued during the December 2019 Note exchange.

All warrants outstanding and exercise prices have been adjusted to reflect the 1:40 reverse split.

Note 10: Stockholders’ Equity

Preferred Stock

In September 2016, the Company issued options to purchase preferred stock at $0.0001 per share. This issuance was approved by its shareholders. The number of options is equal to the lesser of (a) the number of shares of common stock held by such shareholder on September 28, 2016, which accounts for approximately 25.6 million shares, or (b) the number of shares of common stock held by such shareholder on date of the shareholder’s exercise of the aforesaid option. The preferred stock that is the subject of such contingent option provides a right to elect a majority of the directors on the Board of Directors of the Corporation and does not include any rights to dividends, conversion to shares of common stock, or preference upon liquidation of the Corporation. The contingent option is exercisable only upon the acquisition of a 20% or greater voting interest in the Corporation by a party other than the founding shareholders, or prior to any proposed merger, consolidation (in which the Corporation’s common stock is changed or exchanged), or sale of at least 50% of the Corporation’s assets or earning power (other than a reincorporation). The right to exercise the option terminates on December 31, 2023.

Common Shares

During the year ended August 31, 2019, the Company issued 6,688 shares of common stock following the exercise of warrants and received gross proceeds of $660,000. During the year ended August 31, 2018, the Company issued 938 shares of common stock following the exercise of warrants with an exercise price of $80.00 and received gross proceeds of $75,000.

As described more fully in Note 9, during the year ended August 31, 2019, the Company issued 174,081 shares of common stock in satisfaction of principal and accrued interest following conversion of convertible notes into shares of common stock.

Issuances of common shares to directors for services

The Company awards shares of common stock to its independent directors under its 2017 Stock Option / Stock Issuance Plan (the “Plan”) as compensation for their services as directors. These awards are typically valued at market value on the date of the award. For the year ended August 31, 2019 the Company issued 4,985 shares valued at $263,000 to its directors.

Treasury Stock

In June 2019, the Company advanced $325,000 in cash to Steven Holmes, a significant shareholder and service provider to the Company. In July 2019, Mr. Holmes repaid the advance by returning 13,954 shares of Mr. Holmes common share holdings, valued at $23.28 per share in full settlement of the advance and which was the market value on the date of settlement. The shares were retired in fiscal 2019 in accordance with company policy. See also Note 12.

Common Stock Warrants

During the year ended August 31, 2018, the Company issued warrants to purchase 30,523 shares of common stock to investors in connection with the senior secured convertible notes, with exercise price of $99.60 per warrant with expiration date of 5 years and subject to down round price protection and reset the warrant price to $70.00 in 2019 concurrent with the March 2019 Note financing warrant issuance. The Company valued the warrants at issuance using the Lattice option-pricing model with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.78 percent, and annualized volatility of 120%. The Company valued the revised warrants on March 12, 2019 using the Lattice option-pricing model with the following assumptions: dividend yield of zero, years to maturity of 4.2 years, risk free rates of 2.41 percent, and annualized volatility of 122%.

During the year ended August 31, 2019, the Company issued warrants to purchase 74,390 shares of common stock in connection with the March 2019 Notes, with exercise price of $70.00 per warrant with expiration date of 5 years. The Company valued the issued warrants using the Black-Scholes option-pricing model at $52.80 per warrant with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.49%, and annualized volatility of 122%. The fair value of the warrants issued were incorporated into the financing loss and March 2019 Notes discount described in Note 9 above.

The following tables summarize the Company’s warrants outstanding as of August 31, 2019 and 2018:

		Weighted
		average	Weighted
	Number of	remaining	average
	shares	life (years)	exercise price
Warrants outstanding, August 31, 2017	64,887	1.5	$119.60
Issued	30,526	5.3	$99.60
(Exercised)	(938)	1.2	80.00
(Cancelled)	—	—	—
(Expired)	—	—	—
Warrants outstanding, August 31, 2018	94,475	2.13	$113.60
Issued	74,390	5.0	$70
(Exercised)	(6,688)	0.45	98.80
(Cancelled)	—	—	—
(Expired)	(54,761)	—	114.80
Warrants outstanding, August 31, 2019	107,416	4.42	$74.80

The following table summarizes information about warrants outstanding as of August 31, 2019:

			Weighted
			average
			life of
			outstanding
	Exercise	Warrants	warrants in
	price	Outstanding	years
March 2019 Notes Warrants	$70.00	74,390	4.6
June 2018 Notes Warrants	$70.00	30,526	3.8
2017 PIPE Warrants	$276.00	2,500	2.9
		107,416	4.4